(TRANSLATION)

Cover Page

Name of Document to Be Filed:	Securities Registration Statement, as amended

Person to Be Filed with:	The Director-General of Kanto Local Finance Bureau

Filing Date:	Filed as of December 16, 2010

Name of Issuer:	PIMCO FUNDS

Title and Name of Representative:	Brent R. Harris Chairman of Board of Trustees and Trustee

Address of Head Office:	840 Newport Center Drive Newport Beach, California 92660, U.S.A.

Name of Attorney-in-fact:	Hidetaka Mihara, Attorney-at-law

Address of Attorney-in-fact:	Nagashima Ohno & Tsunematsu Kioicho Building, 3-12, Kioicho, Chiyoda-ku, Tokyo

Names of Persons to Contact with:	Akira Matsuda, Attorney-at-law

Place to Contact with:	Nagashima Ohno & Tsunematsu Kioicho Building, 3-12, Kioicho, Chiyoda-ku, Tokyo

Telephone Number:	03-3288-7000

Name of the Fund Concerning the Foreign Investment Trust Beneficial Securities to be Offered for Subscription:	PIMCO FUNDS - PIMCO Total Return Fund

Amount of the Foreign Investment Trust Beneficial Securities to be Offered for Subscription:

Up to the total amount aggregating the amounts calculated by multiplying the net asset value per Administrative Class Share by the number of Administrative Class Shares in respect of 300 million Administrative Class Shares (The maximum amount expected to be sold is U.S.$3.378　billion (Yen292.8billion)).

Note 1:

U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=Yen86.70, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on July 30, 2010.

Note 2:

The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Administrative Class Share as of July 30, 2010 (U.S.$11.40) by 300 million Administrative Class Shares for convenience.

Place(s) at Which Copies of this Securities Registration Statement are Made Available for Public Inspection:	Not applicable

I.	Reasons for Amending the Securities Registration Statement

In accordance with the resolution of the Board of Trustees of the PIMCO Funds, this Amendment to the Securities Registration Statement shall be filed to reflect amended information included in the Securities Registration Statement (including the documents attached thereto) filed on December 25, 2009, as amended on May 7, 2010 and September 30, 2010 (the “Original SRS”) and amended attachments thereto shall be replaced.

II.	Amended Sections

The relevant section in the Original SRS will be amended as set forth below. Amended parts have been underlined for ease of reference.

PART	I. INFORMATION CONCERNING SECURITIES

<Omiitted>

(7)	PERIOD OF SUBSCRIPTION:

<Before Amendment>

From:	December 28, 2009 (Monday)
To:	December 27, 2010 (Monday)

<After Amendment>

From:	December 28, 2009 (Monday)
To:	December 16, 2010 (Thursday)

<Omiitted>

In addition, pursuant to the resolutions dated December 15, 2010 of the Board of Trustees of the PIMCO Funds (the “Trust”) of which the PIMCO Total Return Fund (the “Fund”) is a series, the relevant sections of the Original SRS (such relevant sections shall be indicated below) in relation to the Fund’s Non-Fundamental Investment Policy (as defined below), the tax treatment and repurchase of the Fund’s Administrative Class Shares (“Shares”) in Japan shall be amended/replaced with appropriate language to reflect the following planned changes:

•	Involuntary repurchase of Shares beneficially owned by Japanese investors as of the date of such involuntary repurchase, which is scheduled to be March 31, 2011.

•

eventual repeal, following such involuntary repurchase, of the non-fundamental investment policy (“Non-Fundamental Investment Policy”) (which will occur in April 2011) that currently precludes the Fund from investing in stocks or other equities and obliges Trust management to manage the Fund’s assets in a manner intended to qualify the Fund as a “public and company bond investment trust” under the Income Tax Law of Japan.

PART	II. INFORMATION CONCERNING THE FUND

I.	DESCRIPTION OF THE FUND

1.	NATURE OF THE FUND

<Section to be Amended>

(1)	Objects and Basic Nature of the Fund:

<Omitted>

For as long as the Fund offers Administrative Class Shares of the Fund (the “Shares”) for sale in Japan, it does not intend to invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds, consistent with the intent to qualify as a “public and company bond investment trust” under the Income Tax Law of Japan.

<Omitted>

(c)	Objects and Basic Nature of the Fund:

<Omitted>

For as long as the Fund offers the Shares for sale in Japan, it does not intend to invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds, consistent with the intent to qualify as a “public and company bond investment trust” under the Income Tax Law of Japan.

The Fund intends to be managed as a “public and company bond investment trust” for as long as the Board of Trustees considers, consistent with its fiduciary obligations, that treatment of the Fund as a “public and company bond investment trust” is in the best interests of the Fund and its shareholders.

2.	INVESTMENT POLICY

<Section to be Amended>

(1)	Investment Policy:

Total Return Fund Description

<Omitted>

For as long as the Fund offers the Shares for sale in Japan, it does not intend to invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds, consistent with the intent to qualify as a “public and company bond investment trust” under the Income Tax Law of Japan.

The Fund intends to be managed as a “public and company bond investment trust” for as long as the Board of Trustees considers, consistent with its fiduciary obligations, that treatment of the Fund as a “public and company bond investment trust” is in the best interests of the Fund and its shareholders.

<Omitted>

(5)	Restrictions of Investment:

<Omitted>

Investment Restrictions Pursuant to Japanese Regulations

In addition, the Fund will, so long as the Shares are being offered for subscription by the Fund in Japan, comply with the following standards of selection under Article 21 of the “Rules Concerning Transactions of Foreign Securities” of the Japan Securities Dealers Association;

<Omitted>

9.

For as long as the Fund offers the Shares for sale in Japan, it does not intend to invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds consistent, with the intent to qualify as a “public and company bond investment trust” under the Income Tax Law of Japan.

3.	INVESTMENT RISK

<Section to be Amended>

Convertible Securities

<Omitted>

For as long as the Fund offers the Shares for sale in Japan, it does not intend to invest in any convertible securities that are classified as stock or equities.

<Omitted>

Risk of Potential Government Regulation of Derivatives.

<Omitted>

For as long as the Fund offers the Shares for sale in Japan, it does not intend to invest in any derivative instruments that are classified as stock or equities.

<Omitted>

Structured Notes and Indexed Securities.

<Omitted>

For as long as the Fund offers the Shares for sale in Japan, it does not intend to invest in any hybrid instruments that are classified as stock or equities.

<Omitted>

Investment in Other Investment Companies

<Omitted>

For as long as the Fund offers the Shares for sale in Japan, it intends to invest in investment companies only to the extent consistent with the Fund’s intent to qualify as a “public company bond investment trust” under the Income Tax Law of Japan.

<Omitted>

4.	FEES AND TAXES

<Section to be Amended>

(5)	Tax Treatment:

The tax treatment of beneficial owners in Japan, if the Fund is treated as a public and company bond investment trust for Japanese tax purposes, shall be as follows:

(i)	Distributions made by the Fund:

a.

Distributions to be made by the Fund (including the difference between redemption and principal amount both denominated in U.S. dollars on redemption) to Japanese individual beneficial owners will be subject to separate taxation from other income (i.e., withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax office.

b.

Distributions to be made by the Fund to Japanese corporate beneficial owners will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distribution Dealers will prepare a report concerning distributions and file such report with the Japanese tax office.

c.

Distributions of net investment income (defined in “PART II. INFORMATION CONCERNING THE FUND, I. DESCRIPTION OF THE FUND, 7. OUTLINE OF MANAGEMENT AND ADMINISTRATION, 1. Outline of Management of Assets, etc., (5) Other, d. How Performance Is Shown” hereof) such as interest, etc. and distributions of net short-term capital gains realized by the fund will be, in principle, subject to withholding of U.S. federal income tax (the statutory withholding tax rate of 30% is reduced for Japanese residents eligible to claim benefits under the US-Japan income tax treaty to 10% and the amount obtained after such deduction will be remitted from the Fund to the Distribution Dealers. Due to a provision in the American Jobs Creation Act of 2004, Fund formerly was able to designate as exempt from U.S. withholding tax dividends relating to certain items of interest and net short-term capital gain received by the Fund that were through March 31, 2010.) However, such provision of the American Jobs Creation Act of 2004 is no longer applicable to the Fund as of April 1, 2010. Distributions of net long-term capital gain realized by the Fund will not be subject to withholding of U.S. federal income tax and the full amount thereof will be remitted from the Fund to the Distribution Dealers. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan in a case of Japanese corporate beneficial owners.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called “balance collection method”, so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.

(ii)	The provisions of Japanese tax laws granting the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(iii)

Capital gains and losses arising from a sale and repurchase of the beneficial interest shall be treated in the same way as those arising from the purchase and sale of a domestic public and company bond investment trust, and Japanese individual beneficial owners will not be subject to capital gain taxes.

The treatment described above is regarded as most appropriate based on current law and practice. Certain areas in Japanese tax law and practice may not be definitely settled. While the Fund currently intends to invest its assets in a manner intended to result in its treatment as a “public and company bond investment trust” for Japanese tax purposes, in the event that this result is not obtained, the Fund and its shareholders could be adversely affected. Japanese individual investors may be subject to capital gains taxes upon redemptions of the Shares, and Japanese shareholders may not be able to credit U.S. withholding taxes on income from the Fund against Japanese withholding taxes on income from the Fund. Any such tax obligations incurred by Japanese investors are obligations of the Fund’s Japanese shareholders, and not of the Fund or its trustees, officers or non-Japanese investors.

The taxation treatment described above may be changed subject to changes of the tax treaty between Japan and the United States and other law or practice. In addition, the taxation treatment described above relates only to U.S. and Japanese law, and laws of other jurisdictions may be applicable.

6.	OUTLINE OF PROCEDURES

<Section to be Amended>

(1)	Procedure of Sales

<Omitted>

b.	Sales in Japan

<Omitted>

The offer for subscription of the Shares may be made in Japan on any business day in Japan (a “business day in Japan” is a business day of Nikko Cordial; hereinafter the same shall apply) during the subscription period, referred to in “PART I. INFORMATION CONCERNING SECURITIES, (7) Period of Subscription” hereof in accordance with the terms set forth in “PART I. INFORMATION CONCERNING SECURITIES” hereof. In case that the offer for subscription of the Shares is made, a Distribution Dealer shall provide to the investor a Contract Concerning a Foreign Securities Transaction Account (the “Contract”) and receive from such investor an application for requesting the opening of a transaction account under the Contract. The purchase shall be made in the minimum investment of 100 Shares and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription; provided, however, in case the Shares are subscribed pursuant to the Nikko’s SMA Contracts, then the minimum amount for subscription of the Shares shall be one (1) Share or more; provided, further, that Nikko Cordial may agree to a different treatment on such minimum amount from that for the foregoing to the extent permitted by the terms set forth in “PART I. INFORMATION CONCERNING SECURITIES” hereof.

The issue price per Share shall be, in principle, the net asset value per Share, next calculated on a Fund Business Day on which the Trust has received the application for purchase of such Share. The Trade Day in Japan is the day (which shall be a business day in Japan) on which Nikko Cordial obtains a confirmation from the Trust to the effect that the relevant order is executed; such Trade Day is ordinarily the business day in Japan immediately following the day on which the relevant application for purchase of the Shares is made to the Distribution Dealer. The settlement shall be made with the investors on the third business day in Japan after the Trade Day.

<Omitted>

(2)	Procedure of Repurchase

<Omitted>

b. Repurchase in Japan

The shareholders in Japan may request for repurchase of their Shares only on the last Fund Business Day in each month. For such purpose, such shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with a Distribution Dealer during the period of five business days in Japan on and prior to the last Fund Business Day in each month; provided, however, in the following extraordinary circumstances, the shareholders in Japan (or their heirs) may request for repurchase of their Shares on any Fund Business Day without any repurchase fees:

1.	the shareholder dies;

2.	most of the shareholder’s assets are lost due to natural calamity;

3.	the shareholder is adjudicated as bankrupt;

4.	the shareholder is not capable of maintaining his livelihood due to disease or disability;

5.	Nikko Cordial judges that an event similar to the 1. through 4. above has taken place (such as fire, loss of job); and

6.	Nikko Cordial judges that a material event has taken place in case of institutional or corporate investors (such as bankruptcy or default)

The request for repurchase is made to the Trust through AGID, the Distributor, and through Nikko Cordial.

The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Nikko Cordial receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the shareholder in Japan who requests the repurchase of the Share will cease to be a shareholder as of the date on which the Trust receives, through Nikko Cordial, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of the Shares on which the subscription amount of the Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the date immediately prior to the first Fund Business Day of the next month.

If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. If the shareholder who purchased the Shares at different times requests for repurchase of any of his/her Shares, the repurchase of such Shares as purchased earlier shall precede the repurchase of those purchased later. The remaining amount of the Sales Charge with respect to such repurchased Shares and consumption tax chargeable to the Sales Charge shall be deducted from the repurchase amount.

<Omitted>

d.	Trust’s right to repurchase the Shares

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to repurchase the Shares of the Trust in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to repurchase by the investor, the Shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory repurchase and will be given at least 30 days to bring the value of its account up to at least $100,000.

PART III. DETAILED INFORMATION CONCERNING THE FUND

    II.     PROCEDURES

    1.     PROCEDURE OF SALES

<Section to be Amended>

    b. Sales in Japan

<Omitted>

The offer for subscription of the Shares may be made in Japan on any business day in Japan (a “business day in Japan” is a business day of Nikko Cordial; hereinafter the same shall apply) during the subscription period, referred to in “PART I. INFORMATION CONCERNING SECURITIES, (7) Period of Subscription” hereof in accordance with the terms set forth in “PART I. INFORMATION CONCERNING SECURITIES” hereof. In case that the offer for subscription of the Shares is made, a Distribution Dealer shall provide to the investor a Contract Concerning a Foreign Securities Transaction Account (the “Contract”) and receive from such investor an application for requesting the opening of a transaction account under the Contract. The purchase shall be made in the minimum investment of 100 Shares and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription; provided, however, in case the Shares are subscribed pursuant to the Nikko’s SMA Contracts, then the minimum amount for subscription of the Shares shall be one (1) Share or more; provided, further, that Nikko Cordial may agree to a different treatment on such minimum amount from that for the foregoing to the extent permitted by the terms set forth in “PART I. INFORMATION CONCERNING SECURITIES” hereof.

<Omitted>

2.	PROCEDURE OF REPURCHASE

<Omitted>

b. Repurchase in Japan

The shareholders in Japan may request for repurchase of their Shares only on the last Fund Business Day in each month. For such purpose, such shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with a Distribution Dealer during the period of five business days in Japan on and prior to the last Fund Business Day in each month; provided, however, in the following extraordinary circumstances, the shareholders in Japan (or their heirs) may request for repurchase of their Shares on any Fund Business Day without any repurchase fees:

1.	the shareholder dies;

2.	most of the shareholder’s assets are lost due to natural calamity;

3.	the shareholder is adjudicated as bankrupt;

4.	the shareholder is not capable of maintaining his livelihood due to disease or disability;

5.	Nikko Cordial judges that an event similar to the 1. through 4. above has taken place (such as fire, loss of job); and

6.	Nikko Cordial judges that a material event has taken place in case of institutional or corporate investors (such as bankruptcy or default)

The request for repurchase is made to the Trust through AGID, the Distributor, and through Nikko Cordial.

The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Nikko Cordial receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the shareholder in Japan who requests the repurchase of the Share will cease to be a shareholder as of the date on which the Trust receives, through Nikko Cordial, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of the Shares on which the subscription amount of the Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the date immediately prior to the first Fund Business Day of the next month.

If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. If the shareholder who purchased the Shares at different times requests for repurchase of any of his/her Shares, the repurchase of such Shares as purchased earlier shall precede the repurchase of those purchased later. The remaining amount of the Sales Charge with respect to such repurchased Shares and consumption tax chargeable to the Sales Charge shall be deducted from the repurchase amount.

<Omitted>

d.	Trust’s right to repurchase the Shares

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to repurchase the Shares of the Trust in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to repurchase by the investor, the Shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory repurchase and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory repurchase policy does not apply to participants in PIMCO Advisors Portfolio Strategies, managed product sponsored by AGI.

<Omitted>

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THE END OF THE DOCUMENT

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